Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of balance sheet information related to the operating lease
	December 31, 2022	December 31, 2021
Operating lease assets:
Operating lease right of use asset – related party	$1,826,578	$3,297,318
Operating lease right of use asset – third party	1,562,958	1,987,061
Total operating lease assets	$3,389,536	$5,284,379

Operating lease obligations:
Operating lease liabilities – related party	$1,822,356	$3,451,864
Operating lease liabilities – third party	1,456,311	1,858,783
Total operating lease obligations	$3,278,667	$5,310,647

Current operating lease liabilities	$1,179,237	1,317,006
Non-current operating lease liabilities	2,099,430	3,993,641
Total operating lease obligations	$3,278,667	$5,310,647

Schedule of weighted-average remaining lease term and the weighted-average discount rate of leases
December 31, 2022
Weighted-average remaining lease term	4.45 years
Weighted-average discount rate	4.75%

Schedule of maturity of operating lease liabilities
12 months ending December 31,
2023	$1,303,028
2024	1,111,641
2025	193,914
2026	193,914
2027	203,610
Thereafter	631,191
Total lease payments	3,637,298
Less: imputed interest	(358,631)
Total lease liabilities	$3,278,667